Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Use of Estimates
Use of Estimates
The preparation of these consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and the reported amounts of revenue and expenses during the reporting period. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the balance sheet, which management considered in formulating its estimate, could change due to one or more future events. Actual results could differ from these estimates.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation limit of $250,000, and investments held in the Trust Account. At December 31, 2020, the Company has not experienced losses on these accounts, and management believes that the Company is not exposed to significant risks on such accounts. The Company’s investments held in the Trust Account as of December 31, 2020 are comprised of money market funds which invest only in direct U.S. government treasury obligations.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Merger Sub, at December 31, 2020. All significant inter-company transactions and balances have been eliminated in consolidation.

Investments Held in the Trust Account
Investments Held in the Trust Account
The Company’s portfolio of investments held in the Trust Account is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities, or a combination thereof. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in gain on marketable securities, dividends and interest held in Trust Account in the accompanying consolidated statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
Fair value is defined as the price that would be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
As of December 31, 2020, the carrying values of cash, accounts payable, accrued expenses, due to related party and taxes payable approximate their fair values due to the short-term nature of the instruments. The Company’s portfolio of investments held in the Trust Account is comprised of investments in U.S. Treasury securities with an original maturity of 185 days or less, or in money market funds which invest only in direct U.S. government treasury obligations, and are recognized at fair value. The fair value for trading securities is determined using quoted market prices in active markets.

Offering Costs Associated with the Public Offering
Offering Costs Associated with the Public Offering
Offering costs consist of legal, accounting, underwriting fees and other costs that were directly related to the Public Offering. Offering costs related to the issuance of shares were recognized in shareholders’ equity while costs allocated to
 the warrant liabilities were expensed in the Company’s consolidated statements of operations upon the completion of the Public Offering in July and September 2019.

Shares of Class A Common Stock Subject to Possible Redemption
Shares of Class A Common Stock Subject to Possible Redemption
Shares of the Company’s Class A common stock subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable shares of the Company’s Class A common stock (including shares of the Company’s Class A common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, shares of the Company’s Class A common stock are classified as stockholders’ equity. Shares of the Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at December 31, 2020 and 2019, 0 and 29,088,452
 shares of the Company’s Class A common stock subject to possible redemption, respectively, are presented as temporary equity, outside of the stockholders’ equity (deficit) section of the Company’s consolidated balance sheets.

Net Income (Loss) Per Share of Common Stock
Net Income (Loss) Per Share of Common Stock
Net income (loss) per share is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the periods. The Company has not considered the effect of the warrants sold in the Public Offering (including the consummation of the over-allotment) and Private Placement to purchase an aggregate of 15,992,155 shares of the Company’s Class A common stock in the calculation of diluted income per share, since their inclusion would be anti-dilutive under the treasury stock method.
Net income per share, basic and diluted for the Company’s Class A common stock for the year ended December 31, 2020 is calculated by dividing (i) the gain on marketable securities, dividends and interest held in Trust Account of approximately $1.2 million, net of applicable taxes and funds available to be withdrawn from the Trust Account for franchise and income tax obligations of approximately $401,000, resulting in an aggregate of approximately $758,000, by (ii) the weighted average number of shares of the Company’s Class A common stock outstanding for the period of 31,411,763 shares. Net loss per share, basic and diluted for the Company’s Class B common stock for the year ended December 31, 2020 is calculated by dividing (i) the net loss of approximately $315.3 million, less income attributable to public shares of approximately $758,000, resulting in a net loss of approximately $316.1 million, by (ii) the weighted average number of shares of the Company’s Class B common stock outstanding for the period of 7,852,941 shares.

Net income per share, basic and diluted for the Company’s Class A common stock for the period from May 10, 2019 (inception) through December 31, 2019 is calculated by dividing (i) the gain on marketable securities, dividends and interest held in Trust Account of approximately $2.3 million, net of applicable taxes and funds available to be withdrawn from the Trust Account for franchise and income tax obligations of approximately $567,000, resulting in an aggregate of approximately $1.7 million, by (ii) the weighted average number of shares of the Company’s Class A common stock outstanding for the period of 31,092,978 shares.

Net loss per share, basic and diluted for the Company’s Class B common stock for the period from May 10, 2019 (inception) through December 31, 2019 is calculated by dividing (i) the net loss of approximately $499,000, less income attributable to public shares of approximately $1.7 million, resulting in a net loss of approximately $2.2 million, by (ii) the weighted average number of shares of the Company’s Class B common stock outstanding for the period of 7,852,941 shares.

Warrant Liability
Warrant Liability
The Company accounts for warrants for shares of the Company’s Class A common stock as liabilities held at fair value on the consolidated
balance sheet
s
. The warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a change in fair value of warrant liabilities in the Company’s consolidated statements of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrants. At that time, the warrant liability will be reclassified to additional paid-in capital.

Income Taxes
Income Taxes
The Company follows the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. As of December 31, 2020 and 2019, the Company had deferred tax assets aggregating approximately $1.4 million and $223,000, respectively, which had a full valuation allowance recorded against them as of December 31, 2020 and 2019.
For tax benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2020 and 2019. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of December 31, 2020 and 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material impact on the Company’s consolidated financial statements.